SUBSEQUENT EVENTS	9 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Text Block]

NOTE 21 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions that have occurred after the balance sheet date through March 25, 2013, which is considered to be the issuance date. The following events were identified for disclosure:

On February 28, 2013, the Company submitted an application to the United States Department of the Treasury for payment in the amount of $35,870,253 for Specified Energy Property in Lieu of Tax Credits. This payment is authorized under Section 1603 of Division B of the American Recovery and Reinvestment Act of 2009. On March 21, 2013, the application was approved. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, payments issued under Section 1603 of the American Recovery and Reinvestment Tax Act of 2009 for specified energy property in lieu of tax credits, are subject to sequestration. As a result, the amount of our award has been reduced by the sequestration reduction rate of 8.7% resulting in a revised payment of $32,749,541. To retain the full payment, the energy property must continue to qualify as “specified energy property” for five years and annual reports must be submitted on energy production.